Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Other Current Assets [abstract]
Prepaid expenses	$ 1,876		$ 1,849
Agreements with customers	146		192
Total	$ 2,022	$ 103	$ 2,041